Operating segments - Geographical information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenues	$ 68,792,002	$ 61,655,245	$ 61,052,092
Non-current biological assets	1,991,530	1,818,911	1,721,728
Property, plant and equipment, net	19,733,822	18,556,646	18,018,176
Goodwill	1,650,716	1,578,994	1,631,771	$ 1,631,094
Intangible assets	753,224	772,640	949,355
Domestic poultry [member]
Disclosure of operating segments [line items]
Net revenues	41,835,033	38,778,025	37,766,974
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies	0	0	0
Non-current biological assets	1,185,308	1,058,126	979,034
Property, plant and equipment, net	14,659,461	13,799,774	13,002,755
Goodwill	212,536	212,833	212,833
Intangible assets	0	0
Foreign poultry [member]
Disclosure of operating segments [line items]
Net revenues	19,573,023	16,931,735	17,599,239
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies	0	0	0
Non-current biological assets	806,222	760,785	742,694
Property, plant and equipment, net	2,486,944	2,641,077	3,057,835
Goodwill	1,349,868	1,278,145	1,330,922
Intangible assets	753,224	772,640	962,738
Operation between geographical segments [Member]
Disclosure of operating segments [line items]
Net revenues	(84,203)	(56,733)	(58,072)
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies	0	0	0
Non-current biological assets		0	0
Property, plant and equipment, net	0	0	0
Goodwill	0	0	0
Intangible assets	0	0	0
Total [Member]
Disclosure of operating segments [line items]
Net revenues	61,323,853	55,653,027	55,308,141
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies	0	0	0
Non-current biological assets	1,991,530	1,818,911	1,721,728
Property, plant and equipment, net	17,146,405	16,440,851	16,060,590
Goodwill	1,562,404	1,490,978	1,543,755
Intangible assets	$ 753,224	$ 772,640	$ 962,738